ACQUISITIONS - SUMMARIZED PRO FORMA FINANCIAL INFORMATION (Details) - Golar Eskimo - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2015
Business Acquisition
Revenues	$ 114,133	$ 320,580
Net income	$ 35,225	$ 113,448